FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:        /      /      (a)
                 or fiscal year ending:    12/31/08      (b)

Is this a transition report? (Y/N):                                        __N__
                                                                            Y/N

Is this an amendment to a previous filing?  (Y/N):                         __N__
                                                                            Y/N
                                      ---
Those items or sub-items with a box "|_/_|" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A. Registrant Name: American Republic Variable Annuity Account

    B. File Number: 811 - 4921

    C. Telephone Number: (515) 245-2132

2.  A. Street: 601 Sixth Avenue

    B. City: Des Moines    C. State:  IA    D. Zip Code: 50309    Zip Ext:

    E. Foreign Country Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)------------- __N__
                                                                             Y/N

4. Is this the last filing on this form by Registrant?(Y/N)--------------- __N__
                                                                             Y/N

5.  Is Registrant a small business investment company (SBIC)? (Y/N)------- __N__
[If answer is "Y" (Yes), complete only items 89 through 110.]               Y/N

6.  Is Registrant a unit investment trust (UIT)? (Y/N)---------------------__Y__
 [If answer is "Y"(Yes), complete only items 111 through 132.]              Y/N

7.  A. Is Registrant a series or multiple portfolio company? (Y/N)---------_____
[If answer is "N" (No), go to item 8.]                                      Y/N

    B. How many separate series or portfolios did Registrant have at the end of the period?--------------------------------------------------------------- _____

For period ending:  12/31/08                             If filing more than one
                                                         Page 47, "X" box: _____
File number:  811 - 4921


UNIT INVESTMENT TRUSTS
         ---
111. A. |_/_|  Depositor Name:__________________________________________________
         ---
     B. |_/_| File Number (If any): _______________________
         ---
     C. |_/_|  City:________________ State:_______ Zip Code:_______Zip Ext:_____
         ---
        |_/_|  Foreign Country:___________________ Foreign Postal Code:_________
         ---
        ---
111. A. |_/_|  Depositor Name:__________________________________________________
         ---
     B. |_/_| File Number (If any): _______________________
         ---
     C. |_/_|  City:________________ State:_______ Zip Code:_______Zip Ext:_____
         ---
        |_/_|  Foreign Country:___________________ Foreign Postal Code:_________
         ---
112. A. |_/_|  Sponsor Name:____________________________________________________
         ---
     B. |_/_| File Number (If any): _______________________
         ---
     C. |_/_|  City:________________ State:_______ Zip Code:_______Zip Ext:_____
         ---
        |_/_|  Foreign Country:___________________ Foreign Postal Code:_________
             ---
112. A. |_/_|  Sponsor Name:____________________________________________________
         ---
     B. |_/_| File Number (If any): _______________________
         ---
     C. |_/_|  City:________________ State:_______ Zip Code:_______Zip Ext:_____
         ---
        |_/_|  Foreign Country:___________________ Foreign Postal Code:_________

For period ending:  12/31/08                             If filing more than one
                                                          Page 48, "X" box:_____
File number:  811 - 4921

         ---
113. A. |_/_|  Trustee Name:____________________________________________________
         ---
     C. |_/_|  City:________________ State:_______ Zip Code:_______Zip Ext:_____
         ---
        |_/_|  Foreign Country:___________________ Foreign Postal Code:_________
             ---
113. A. |_/_|  Sponsor Name:____________________________________________________
         ---
     C. |_/_|  City:________________ State:_______ Zip Code:_______Zip Ext:_____
         ---
        |_/_|  Foreign Country:___________________ Foreign Postal Code:_________
             ---
114. A. |_/_|  Principal Underwriter Name:______________________________________
         ---
     B. |_/_|  File Number: 8 - ____________________________
         ---
     C. |_/_|  City:________________ State:_______ Zip Code:_______Zip Ext:_____
         ---
        |_/_|  Foreign Country:___________________ Foreign Postal Code:_________
             ---
114. A. |_/_|  Principal Underwriter Name:______________________________________
         ---
     B. |_/_|  File Number: 8 - ____________________________
         ---
     C. |_/_|  City:________________ State:_______ Zip Code:_______Zip Ext:_____
         ---
        |_/_|  Foreign Country:___________________ Foreign Postal Code:_________
         ---
115. A. |_/_|  Independent Public Accountant Name:______________________________
         ---
     C. |_/_|  City:________________ State:_______ Zip Code:_______Zip Ext:_____
         ---
        |_/_|  Foreign Country:___________________ Foreign Postal Code:_________
         ---
115. A. |_/_|  Independent Public Accountant Name:_____________________________
         ---
     C. |_/_|  City:________________ State:_______ Zip Code:_______Zip Ext:_____
         ---
        |_/_|  Foreign Country:___________________ Foreign Postal Code:_________

For period ending:  12/31/08                             If filing more than one
                                                        Page 49, "X" box: ______
File number:  811 - 4921


116. Family of investment companies information:
      ---
  A. |_/_|  Is Registrant part of a family of investment companies? (Y/N)-- ____
                                                                            Y/N
      ---
B.   |_/_| Identify the family in 10 letters:__ __ __ __ __ __ __ __ __ __
     (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


        ---
117.A. |_/_|  Is Registrant a separate account of an insurance company? (Y/N)___
                                                                             Y/N

       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:
         ---
    B.  |_/_|  Variable annuity contracts? (Y/N)------------------------ _______
                                                                             Y/N
         ---
    C.  |_/_|  Scheduled premium variable life contracts? (Y/N)--------- _______
                                                                             Y/N
         ---
    D.  |_/_|  Flexible premium variable life contracts? (Y/N)---------- _______
                                                                             Y/N
         ---
    E.  |_/_| Other types of insurance products registered under the
              Securities Act of 1933? (Y/N)----------------------------- _______
                                                                            Y/N
         ---
118.    |_/_| State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 _______

        ---
119.   |_/_| State the number of new series for which registration
             statements under the Securities Act of 1933 became effective during the period----------------------- _______

        ---
120.   |_/_| State the total value of the portfolio securities on the
             date of deposit for the new series included in item 119 ($000's omitted)----------------------------------$_______

        ---
121.   |_/_| State the number of series for which a current prospectus was in existence at the end of the period------------------------- _______

        ---
122.   |_/_| State the number of existing series for which additional
             units were registered under the Securities Act of 1933 during the period-------------------------------- _______

For period ending:  12/31/08                             If filing more than one
                                                         Page 50, "X" box: ____
File number:  811 - 4921

      ---
123. |_/_| State the total value of the additional units considered in answering item 122 ($000's omitted)-----------------------------------$ _______

        ---
124.   |_/_| State the value of units of prior series that were placed
             in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)--------------------$ _______

        ---
125.   |_/_| State the total dollar amount of sales loads
             collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)-------------$ ________

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)---------------------$ __-0-___

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                           Number of       Total Assets            Total Income
                                            Series           (000's                Distributions
                                          Investing         omitted)              ($000's omitted)

A. U.S. Treasury direct issue---------    ________           $_______                $____________

B. U.S. Government agency-------------    ________           $_______                $____________

C. State and municipal tax-free-------    ________           $_______                $____________

D. Public utility debt----------------    ________           $_______                $____________

E. Brokers or dealers debt or debt
    of brokers' or dealers' parent----    ________           $_______                $____________

F. All other corporate intermed. &
    long-term debt--------------------    ________           $_______                $____________

G. All other corporate short-term debt    ________           $_______                $____________

For period ending:  12/31/08                             If filing more than one
                                                         Page 50, "X" box: _____
File number:  811 - 4921

H. Equity securities of brokers or dealers
    or parents of brokers or dealers----    ________           $_______                $____________

I. Investment company equity securities-    ________           $_______                $____________

J. All other equity securities----------    ____1___           $  5,168                $554_________

K. Other securities---------------------    ________           $_______                $____________

L. Total assets of all series of registrant ____1___           $  5,168_               $554_________

For period ending:  12/31/08                             If filing more than one
                                                   Page 51, "X" box:       _____
File number:  811 - 4921

      ---
128. |_/_| Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)------------------------------------------- _______
           [If answer is "N" (No), go to item 131.]                         Y/N

      ---
129. |_/_| Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)---------------------------------------- _______
           [If answer is "N" (No), go to item 131.]                         Y/N

      ---
130. |_/_| In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)-------------------------- _______
                                                                             Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)----------------------------------$ 106___

        ---
132.   |_/_| List the "811" (Investment Company Act of 1940)
             registration number for all Series of Registrant that are being included in this filing:

811 - _____     811 - _____     811 - _____     811 - _____     811 - _____

811 - _____     811 - _____     811 - _____     811 - _____     811 - _____

811 - _____     811 - _____     811 - _____     811 - _____     811 - _____


This report is signed on behalf of the registrant (or depositor or trustee).

City of:                 State:                 Date:
  Des Moines                Iowa                  02/20/09

Name of Registrant, Depositor, or Trustee:
        American Republic Variable Annuity Account

By (Name and Title):                       Witness (Name and Title):

    /s/ Judith K. Kendzora                 /s/ Mary K. Durand

    Judith K. Kendzora                     Mary K. Durand
    Controller                             Corporate Secretary
    American Republic Insurance            American Republic Insurance
      Company                                Company